Filed with the Securities and Exchange Commission on December 13, 2024
Securities Act Registration No. 333-226989
Investment Company Act Registration No. 811-23373

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 40	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

Exchange Place Advisors Trust
(formerly North Square Investments Trust)
(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on December 16, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF

QTPI

December 16, 2024

The United States Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) are listed and traded on the NYSE Arca, Inc. (also “NYSE Arca” or the “Exchange”).

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Table of Contents

SUMMARY SECTION – NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF	1
MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	7
MANAGEMENT OF THE FUND	14
DISTRIBUTION PLAN	17
DETERMINATION OF NET ASSET VALUE	17
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	19
DIVIDENDS, DISTRIBUTIONS, AND TAXES	20
OTHER INFORMATION	22
FINANCIAL HIGHLIGHTS	23
FUND SERVICE PROVIDERS	24

This Prospectus sets forth basic information about the Fund that you should know before investing.

It should be read and retained for future reference.

SUMMARY SECTION – NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF

Investment Objective

The investment objective of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) is to seek high current income and long-term capital appreciation with an emphasis on tax-advantaged qualified dividend income (“QDI”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

(1)	The Fund’s adviser provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto, in return for a “unitary fee.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of preferred and debt securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment. It is expected that such dividends will include “qualified dividend income” (“QDI”) and qualified dividends from REITs (“QRD”). The types of preferred and debt securities in which the Fund invests will include fixed rate preferred securities, variable rate preferred securities, REIT preferred securities, floating rate preferred securities, bond equivalent preferred securities, convertible preferred securities, contingent convertible securities, and other capital securities issued by financial institutions and corporate issuers for purposes of equity capital credit from Nationally Recognized Statistical Rating Organizations, and various types of junior subordinated debt.

Summary Section	1	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Under normal circumstances, the principal investment strategy of the Fund is to seek to maximize after-tax yield. Red Cedar Investment Management, LLC (the “Sub-Adviser”) applies a proprietary quantitative credit screen to the universe of security issuers seeking to minimize default/downgrade risk while optimizing for relative value. After narrowing down the universe of potential issuers, the Sub-Adviser’s investment team considers qualitative factors related to its determination of whether to include specific issuers in the portfolio of potential Fund investments. Next, the Sub-Adviser searches for individual securities of an issuer that has the potential to maximize QDI or QRD, and analyzes the specific security under consideration to determine if the duration and coupon structure of that security fits within the Fund’s risk framework.

The Fund may invest in preferred and debt securities issued by companies located in the U.S. or outside of the United States (i.e., foreign preferred or debt securities). The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144 A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act (referred to Regulation S Securities). Certain securities in which the Fund may invest are Rule 144A and Regulation S Securities. The Fund is not managed to a particular maturity or duration. The Fund concentrates its investments (invests 25% or more of its total assets) in a group of industries (i.e., banking, diversified banking, insurance, and commercial finance) within the financial services sector.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: Preferred Securities Risk, Capital Securities Risk, Tax-Advantaged Strategy Risk, Qualified Dividend Income (QDI) Risk, Market Risk, Credit Risk, Fixed Income Securities, Interest Rate Risk, Contingent Convertible Securities Risk, Optionality Risk, Real Estate Investment Trusts (“REITs”) Risk, Real Estate Securities Risk, High Yield (“Junk”) Bond Risk, Financials Sector Risk, Foreign Investment Risk, Rule 144A and Regulation S Securities Risk, Yield Curve Risk, Gap Risk, New Fund Risk, Cybersecurity Risk, Management and Strategy Risk, Liquidity Risk, Authorized Participant Concentration Risk, and ETF Risks. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Preferred Securities Risk. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks. Preferred stock prices tend to move more slowly upwards than common stock prices.

Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.

Tax-Advantaged Strategy Risk. There can be no assurance as to the portion of the Fund’s distributions that will qualify for favorable federal income tax treatment. The Fund may make investments and pay dividends that are ineligible for favorable tax treatment or that otherwise do not meet the requirements for such treatment, and shareholders must satisfy certain requirements to take advantage of beneficial tax treatment.

Qualified Dividend Income (QDI) Risk. During the first year of operation of the Fund, a portion of the Fund’s dividends to shareholders may not constitute QDI due to a failure of the Fund and/or eligible shareholders to satisfy the holding period requirement for QDI treatment.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, inflation, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or

Summary Section	2	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent. The Fund could lose money if an issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligation on investments held by the Fund.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, generally, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Contingent Convertible Securities Risk. Contingent convertible securities (“CoCos”) are debt securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company's regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund's standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.

Optionality Risk. A preferred or debt security that can be redeemed at the option of the issuer may, upon redemption, be subject to call, reinvestment, or extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these debt securities to fall.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. The resulting corporate taxes could reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. An economic downturn or period of rising interest rates could adversely affect the value of these securities and the market for these securities and reduce the liquidity of the securities.

Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

Summary Section	3	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Rule 144A and Regulation S Securities Risk. Certain securities in which the Fund may invest are Rule 144A and Regulation S Securities. Rule 144A and Regulation S Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting Fund Investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Security Focus Risk. The Fund generally expects to invest in an approximate range of 25 to 60 securities at any given time, and as a result, the Fund’s performance may be more volatile than the performance of funds holding more securities.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Summary Section	4	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.

ETF Risks. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. Finally, the market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective

Performance

Performance: Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://northsquareinvest.com/strategies/tax-adv-preferred-etf, or by calling the Fund at 1-855-514-7733.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser (the “Adviser”). Red Cedar Investment Management, LLC (“Red Cedar”), serves as the Fund’s investment sub-adviser (the “Sub-Adviser”).

Portfolio Managers

The Fund is managed by a portfolio management team at the Sub-Adviser comprised of: John L. Cassady III, CFA, Managing Partner, Chief Executive Officer and Co-Chief Investment Officer; Brandon F. Bajema, CFA, CPA, Partner and Co-Chief Investment Officer; David L. Withrow, CFA, Managing Partner and Senior Market Strategist; and Charlette A. Golder, Portfolio Manager. The Portfolio Managers have been involved in the management of the Fund since the commencement of its investment operations.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the New York Stock Exchange (the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://northsquareinvest.com/strategies/tax-adv-preferred-etf.

Summary Section	5	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	6	North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund will provide written notice to shareholders prior to, or concurrent with, any such changes as required by applicable law. Should the Fund change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the Statement of Additional Information (“SAI”). There can be no guarantee that the Fund will achieve its investment objective.

The Fund’s investment policies and limitations typically apply at the time an investment is made. As a result, the Fund generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made but subsequently do not meet the investment policy or limitation.

North Square RCIM Tax-Advantaged Preferred and Income Securities ETF

Investment Objective

The investment objective of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) is to seek high current income and long-term capital appreciation consistent with the Fund’s emphasis on tax-advantaged qualified dividend income (“QDI”).

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in a portfolio of preferred and debt securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment. It is expected that such dividends will include “qualified dividend income” (“QDI”) and qualified dividends from REITs (“QRD”). For purposes of the Fund’s principal investment strategies, the types of preferred and debt securities in which the Fund invests will include fixed rate preferred securities, floating rate preferred securities, bond equivalent preferred securities, convertible preferred securities, variable rate preferred securities, REIT preferred securities, contingent convertible securities, and other capital securities issued by financial institutions and corporate issuers for purposes of equity capital credit from Nationally Recognized Statistical Rating Organizations, and various types of junior subordinated debt. Examples of capital securities in which the Fund invests include subordinated debt securities, certain preferred securities, and contingent convertible securities (“CoCos”). CoCos are hybrid debt securities typically issued by non-US banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.

Generally, the principal investment strategy of the Fund is to seek to maximize after-tax yield. The Sub-Adviser applies a proprietary quantitative credit screen to the universe of security issuers seeking to minimize default/downgrade risk while optimizing for relative value. After narrowing down the universe of potential issuers, the Sub-Adviser’s investment team considers qualitative factors related to its determination of whether to include specific issuers in the portfolio of potential Fund investments. Next, the Sub-Adviser searches for individual securities of an issuer that has the potential to maximize qualified dividend income, and analyzes the specific security under consideration to determine if the duration and coupon structure of that security fits within the Fund’s risk framework. The Fund will limit its exposure to any single issuer such that, at the time of purchase, no greater than 10% of the Fund’s net assets will be invested in securities issued by that issuer.

Preferential tax treatment for QDI and QRD is dependent on holding a security for a minimum period of time. Accordingly, the Fund anticipates a relatively low portfolio turnover rate. Events triggering a sale of an investment would typically be related to increased default/downgrade risk with respect to an issuer, or the Fund’s ability to sell a security and replace it with a more attractive tax-advantaged income opportunity. Current regulations provide for favorable QRD treatment only for dividends distributed during the 2018-2025 tax years.

The Fund may invest in preferred and debt securities issued by companies located in the U.S. or outside of the United States (i.e., foreign preferred or debt securities). The Fund expects to purchase foreign preferred and debt securities that are denominated in U.S. dollars.

More about the Fund	7

The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A Securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act.

The Fund is not managed to a particular maturity or duration. (Duration measures the price sensitivity of a fixed income security to changes in interest rates.) The Fund concentrates its investments (invests 25% or more of its total assets) in a group of industries (i.e., banking, diversified banking, insurance, and commercial finance) within the financial services sector.

In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities such as U.S. Treasury securities and money market mutual funds. To the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Defensive investing could affect the Fund’s performance and the Fund might not achieve its investment objectives. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Principal Risks of Investing in the Fund

This section of the Prospectus provides additional information about the Fund’s investment practices and related risks, including principal and non-principal strategies and risks. This Prospectus does not describe all of the Fund’s investment practices; additional information about the Fund’s risks and investments can be found in the Fund’s SAI. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in underlying funds, if applicable. Before you decide whether to invest in the Fund, carefully consider these risks and special considerations associated with investing in the Fund, which may cause you to lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its investment objectives.

Authorized Participant Concentration Risk. To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting.

Capital Securities Risk. In addition to the risks associated with other types of preferred securities and fixed-income securities, investing in capital securities includes the risk that the value of securities may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates.

Cash Transactions Risk. The Fund may affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If the Fund effects redemptions for cash, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective

Contingent Convertible Securities Risk. In addition to the general risks associated with fixed-income securities and convertible securities, the risks of investing in contingent convertible securities (“CoCos”) include the risk that a CoCo may be written down, written off, or converted into an equity security when the issuer’s capital ratio falls below a specified trigger level, or in a regulator’s discretion depending on the regulator’s judgment about the issuer’s solvency prospects. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. If the trigger level is breached, the issuer’s decision to write down, write off, or convert a CoCo may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence. Further, if an issuer liquidates, dissolves, or winds-up before a conversion to equity has occurred, the rights and claims of the holders of the CoCos (such as a fund) against the issuer generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities after a conversion event (i.e., a “trigger”), each holder will be further subordinated. Any liquidation, dissolution or winding up of a CoCo issuer will result in a loss of any dividend or interest income from an investment in that issuer. Finally, coupons (i.e., interest) payments on CoCos are typically fully discretionary, which means that they can be canceled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the issuer absorb losses, without causing a default.

Credit Risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the Fund’s investment could decline. If the Fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the Fund will be subject to the credit risk presented by the counterparties. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial

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intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

ETF Risks. The Fund is an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares and/or lead to differences between the NAV of the Fund’s shares and the market price of those shares.

●	Fluctuations of Net Asset Value and Market Prices for the Fund’s Shares. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange, and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular ETF shares. The Adviser cannot predict whether the shares will trade below, at or above their NAV. There may be times when the market price of the Fund’s shares and the Fund’s NAV vary significantly, and that variation may be more pronounced during times of market stress. In addition, when all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the Fund’s NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

●	Market Stress May Amplify Fluctuations. In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market prices of Fund shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed

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income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.) Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the Fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depositary receipts (including ADRs and GDRs) are subject to these risks, even if denominated in U.S. Dollars, because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. In addition, as previously explained in the context of ETF Risks, when all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the Fund’s NAV.

Gap Risk. The Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

High Yield (“Junk”) Bond Risk. High yield bonds (often called “junk bonds”) are speculative, involve greater risks of default or downgrade and are more volatile and tend to be less liquid than investment-grade securities. High yield bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. Companies issuing high yield fixed-income securities are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. These factors could affect such companies’ abilities to make interest and principal payments and ultimately could cause such companies to stop making interest and/or principal payments. In such cases, payments on the securities may never resume, which would result in the securities owned by the Fund becoming worthless. The market prices of junk bonds are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer.

Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic, and other factors affecting that industry or group of industries.

Interest Rate Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, generally, the approximate percentage change in the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Generally, the longer the maturity

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and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value due to a less active market. Certain debt obligations may be difficult or impossible to sell at the time and price that the Sub-Adviser would like to sell. The Sub-Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disaster, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Given the interconnectedness of markets around the world, even if these events affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. Such environments could make identifying investment risks and opportunities especially difficult for the Sub-Adviser. In response to the crisis, the United States and other governments took steps to support financial markets. The withdrawal of this support or failure of efforts in response to the crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Optionality Risk. A security may be subject to call, reinvestment, or extension risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

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Preferred securities are subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer’s common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of shares of common stock per share of preferred stock, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. A preferred stock may be considered either debt or equity, depending on the economic characteristics exhibited by such preferred stock.

Preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on preferred securities may be cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, many preferred securities are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make-up any missed payments to its stockholders. There is no assurance that dividends or distributions on the preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares. Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting the issuer or industries in which they operate, movements in interest rates (typically declining in value as interest rates rise) and inflation, and the broader economic and credit environments, and by actual and anticipated changes in tax laws, such as changes in corporate and individual income tax rates. Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Qualified Dividend Income (“QDI”) Risk. During the first year of operation of the Fund, a portion of the Fund’s dividends to shareholders may not constitute QDI due to a failure of the Fund and/or eligible shareholders to satisfy the holding period requirement for QDI treatment. For preferred stockholders, the share of preferred stock on which the dividends are paid must be held for more than 90 days during the 181-day period that begins 90 days before the ex-dividend date if the dividends are attributable to a period or periods aggregating in excess of 366 days. If the dividend on preferred stock is attributable to a period or periods of less than 367 days, the share of preferred stock on which the dividends are paid must be held for more than 60 days during the 121-day period that begins 60 days before the ex-dividend date (i.e., the holding period for QDI treatment that applies to common shareholders also applies to the dividends on preferred shares).

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended. The resulting corporate taxes could reduce the Fund’s net assets, the amount of income available for distribution and the amount of the Fund’s distributions.

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Rule 144A and Regulation S Securities Risk. Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. The Fund may invest in the securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act. Offerings of Regulation S securities may be conducted outside of the U.S. Regulation S securities are subject to legal or contractual restrictions on resale, as a result Regulation S securities may be considered illiquid.

Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use, and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Reliance on Technology. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software. Because of the quantity and nature of the software utilized, software errors may occur, and certain of these errors may impact portfolios. Additionally, with respect to third party hardware and software, such errors are often entirely outside of the control of the Fund. The Sub-Adviser seeks to reduce the incidence of software errors through a certain degree of internal testing and seeks to reduce the impact of such errors through monitoring and the use of certain independent safeguards in the overall portfolio management system and often, with respect to proprietary software, in the software code itself. Despite such testing, monitoring and independent safeguards, these software errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly allocate trades among clients, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk reducing actions. These errors may be extremely hard to detect. Regardless of how difficult their detection appears in retrospect, some of these errors may go undetected for long periods of time and some may never be detected. The impact caused by errors may be compounded over time. The Fund assumes that software errors and their ensuing risks are an inherent part of investing with a process-driven, systematic investment manager, and does not expect to perform a materiality analysis on the vast majority of errors it discovers. The Sub-Adviser seeks, on an ongoing basis, to create adequate backups of software and hardware where possible but there is no guarantee that such efforts will be successful. Further, to the extent that an unforeseeable software or hardware malfunction or problem is caused by a defect, virus or other outside force, investors may be materially adversely affected.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

Tax-Advantaged Strategy Risk. There can be no assurance as to the portion of the Fund’s distributions that will qualify for favorable federal income tax treatment. The Fund may make investments and pay dividends that are ineligible for favorable tax treatment or that otherwise do not meet the requirements for such treatment, and shareholders must satisfy certain requirements to take advantage of beneficial tax treatment.

For example, only certain individual and non-corporate taxpayers (and not corporate and other certain taxpayers) are eligible for reduced income tax rates (0%-20%) on QDI or to deduct up to 20% of QRD. Additionally, in order to benefit from QDI or QRD treatment, both the Fund and eligible shareholders must meet holding period requirements. Some taxpayers (including certain individuals, trusts, and estates) may be subject to an additional 3.8% tax on QDI or QRD. Current regulations provide for favorable QRD treatment only for dividends distributed during the 2018-2025 tax years. Moreover, the Internal Revenue Service may take a contrary position as to the tax treatment of certain dividends. Federal income tax laws with respect to QDI or QRD may change, and any applicable reduced income tax rate or deduction may change or be eliminated for some or all taxpayers. Therefore, some or all of the Fund’s dividends may be subject to ordinary income tax rates and/or may not qualify for any special deduction under U.S. federal income tax laws. Any dividends made by the Fund will also be subject to applicable state and local tax. Because the Fund makes investment decisions based in part on tax considerations, the Fund’s pre-tax performance may be lower than the performance of similar funds that are not tax-managed.

If a portion of a fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the fund may be eligible for the corporate dividends-received deduction for corporate shareholders. In addition, as previously explained, distributions reported by a fund as derived from QDI will be taxed in the hands of individuals at the reduced rates applicable to net capital gains, provided certain holding period and other requirements are met

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by both the shareholder and the fund. Dividend income that a fund receives from REITs, if any, will generally not be treated as QDI and will not qualify for the corporate dividends-received deduction. It is unclear the extent to which distributions a fund receives from investments in certain preferred securities will be eligible for treatment as QDI or for the corporate dividends-received deduction. A fund cannot predict at this time what portion, if any, of its dividends will qualify for the corporate dividends-received deduction or be eligible for the reduced rates of taxation applicable to QDI.

Yield Curve Risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND

Investment Adviser

North Square Investments, LLC (“North Square”), a Delaware limited liability company with its principal place of business at 200 West Madison Street, Suite 2610, Chicago, IL 60606, is the Fund’s investment adviser and provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and Exchange Place Advisors Trust (formerly, North Square Investments Trust) (“Trust”), on behalf of the Fund (the “Advisory Agreement”). Founded in September 2018, North Square is a registered investment adviser.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. The Adviser has engaged Red Cedar Investment Management, LLC (“Red Cedar” or the “Sub-Adviser”) pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending their hiring, termination, and replacement for approval by the Board of Trustees (the “Board of Trustees” or the “Board”). The Adviser is also responsible for determining the portion of the Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For a sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Fund’s investment objectives, strategies and policies. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Fund, the Adviser assumes reputational and other risks associated with the operation of the Fund and provides the Fund with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

For its services, the Adviser is entitled to receive the below annual management fee from the Fund, calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets.

More about the Fund; Management of the Fund	14

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	0.60%

The Fund’s management fee is a “unitary” fee that includes all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Manager-of-Managers Arrangement

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with the Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to the Sub-Adviser or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

Sub-Adviser

Red Cedar Investment Management, LLC (“Red Cedar” or a “Sub-Adviser”), located at 333 Bridge Street NW, Suite 601, Grand Rapids, Michigan 49504, acts as an investment sub-adviser to the Fund. Red Cedar, founded in 2013, is a Michigan limited liability company and a registered investment adviser registered with the SEC.

Management of the Fund	15

For its investment sub-advisory services, Red Cedar is entitled to receive an annual fee paid solely by the Adviser of 50% of the net investment advisory fee payable by the Fund to the Adviser (the “Net Investment Advisory Fee”). The Net Investment Advisory Fee payable by the Fund to the Adviser shall equal the total investment advisory fees accrued minus any ETF operating expenses.

A summary of the factors considered by the Board in connection with the approval of the Advisory Agreement and Sub-Advisory Agreement for the Fund is expected to be available in the Fund’s Form N-CSR filed with the SEC for the fiscal period ending May 31, 2025 and in the applicable financial statements posted at https://northsquareinvest.com/strategies/tax-adv-preferred-etf.

Portfolio Managers

Brandon F. Bajema, Charlette Golder, John L. Cassady, III, and David L. Withrow are jointly and primarily responsible for the day-to-day management of the Fund.

Brandon F. Bajema, CFA, CPA. Brandon F. Bajema is a Partner and Co-Chief Investment Officer for Red Cedar. He started in the industry in 2003 and joined Red Cedar in 2021. Previously, Mr. Bajema was a Portfolio Manager in the Fixed Income & Treasury Department with the Abu Dhabi Investment Authority (“ADIA”) where he managed a multi-currency global credit portfolio from the United Arab Emirates. Before joining ADIA, he was a Director at Fitch Ratings in the Financial Institutions Group where he covered banks, asset managers and finance companies. Prior to that, he was an Audit Manager at BDO, USA where he focused on banks and insurance companies. Mr. Bajema is a CPA and a CFA® charterholder. He has a B.S. in Economics and a Master of Science in Accounting from Grand Valley State University.

John L. Cassady III, CFA. John L. Cassady III is Managing Partner, Chief Executive Officer and Co-Chief Investment Officer for Red Cedar. He started in the industry in 1987 and joined Red Cedar in 2018. Prior to joining Red Cedar, he was an investment professional for ClearArc Capital where he served in varying roles from 2001- 2018, including Director of Fixed Income and Senior Portfolio Manager. While at ClearArc Capital, Mr. Cassady managed Core Fixed Income, Core Plus Fixed Income, Asset Allocation and a multi-sector low correlation strategy. Before joining ClearArc Capital, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was acquired by Fifth Third Bank (an affiliated company of ClearArc Capital). Previously, he was a fixed income Portfolio Manager at Atlantic Portfolio Analytics & Management (APAM) which has since been acquired by Semper Capital Management. He is a CFA® charterholder and member of the CFA Society West Michigan. Mr. Cassady graduated from Georgia Institute of Technology with a B.S. in Industrial Management.

Charlette A. Golder. Charlette A. Golder is a Portfolio Manager for Red Cedar Investment Management. She started in the industry and joined Red Cedar in 2020. Mrs. Golder graduated from Grand Valley State University with a B.S. in Statistics with an Actuarial Science Emphasis. As a Portfolio Manager, Mrs. Golder performs research and helps manage Red Cedar Fixed Income strategies with a focus on preferred and tax-advantaged products.

David L. Withrow, CFA. David L. Withrow is a Managing Partner and Senior Market Strategist for Red Cedar. He started in the industry in 1988 and joined Red Cedar in 2018. Previously, Mr. Withrow served as the President, Deputy Chief Investment Officer and Director of Taxable Fixed Income for ClearArc Capital. Prior to joining ClearArc Capital, he served in a Portfolio Management role beginning in 1999 for Fifth Third Bank Investment Advisors (an affiliated company of ClearArc Capital). Before joining Fifth Third Bank Investment Advisors, he was a Portfolio Manager and Structured Product Analyst for Prime Capital Management in Indianapolis. He is a member of the Cincinnati Society of Financial Analysts. Mr. Withrow graduated from Anderson University with a B.A. in Economics and is a CFA® charterholder.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.

Management of the Fund	16

DISTRIBUTION PLAN

The Fund has adopted a distribution plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution services. If these distribution services are provided, the Fund may pay distribution fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Additional Compensation to Financial Intermediaries: Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), the Fund’s distributor, its affiliates, and the Fund’s Adviser or Sub-Adviser or their affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Adviser. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to any Rule 12b-1 fees that the Fund could charge pursuant to a Rule 12b-1 plan and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. If for example, the NYSE closes at 1:00 p.m. New York time, the Fund’s NAV would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless a “fair value” adjustment is determined to be appropriate due to subsequent events. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Fund does not value its shares, which may significantly affect the Fund’s NAV on days when you are not able to buy or sell Fund shares. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

The Fund’s securities generally are valued at market price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing inherently involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Fair value prices can differ from market prices when they become available or when a price otherwise becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

In certain circumstances, the Fund employs fair value pricing to ensure greater accuracy in determining the daily NAV and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on

Distribution Plan; Determination of Net Asset Value	17

non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are classified as illiquid or traded infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://northsquareinvest.com/strategies/tax-adv-preferred-etf.

Purchase and Sale of Shares

Shares of the Fund are listed for trading on the Exchange under the symbol QTPI. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire shares directly from the Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 shares. Purchases and redemptions directly from the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Determination of Net Asset Value	18

Share Trading Prices

The approximate value of shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

Frequent Purchases and Redemptions of Fund Shares	19

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed for cash and/or in-kind in Creation Units at each day’s next calculated NAV. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid monthly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain – a maximum of 20%. In addition, a 3.8% Medicare tax will also apply. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations – subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Dividends, Distributions and Taxes	20

In addition, to the extent the Fund designates dividends it pays to you as “Section 199A dividends,” non-corporate shareholders may be eligible for a 20% deduction with respect to such dividends. The amount of Section 199A dividends that the Fund may pay and report to you is limited to the excess of the ordinary REIT dividends, other than capital gain dividends and portions of REIT dividends designated as qualified dividend income, if any, that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of and in reduction of your basis in the shares and as capital gain thereafter (assuming you hold the shares as capital assets). A distribution will reduce the Fund’s NAV per Share and may be taxable to you at ordinary income or capital gain rates (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component (as defined in the SAI) it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “FEDERAL INCOME TAX MATTERS” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “FEDERAL INCOME TAX MATTERS” in the SAI for additional information about tax.

Dividends, Distributions and Taxes	21

OTHER INFORMATION

Investment by Other Investment Companies

For purposes of the 1940 Act, the Fund is a registered investment company, and the acquisition of the Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Rule 12d1-4 under the 1940 Act allows a registered investment company to invest in Fund shares beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into an Investment Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing shares of the Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Fund.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report (or, if applicable, each notice of electronic accessibility thereof) to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-514-7733 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

Other Information	22

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced investment operations as of the date of this Prospectus, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

Financial Highlights	23

FUND SERVICE PROVIDERS

The following are the Fund’s service providers.

Investment Adviser
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, IL 60606

Investment Sub-Adviser
Red Cedar Investment Management, LLC
333 Bridge Street, NW, Suite 601
Grand Rapids, MI 49504

Fund Administrator and Fund Accountant
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
1-513-587-3400

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Counsel to the Trust
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

24

North Square Funds

FOR MORE INFORMATION

Statement of Additional Information (“SAI”)

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Shareholder Reports

Because the Fund has not commenced investment operations as of the date of this Prospectus, shareholder reports and financial statements are not available for the Fund at this time. In the future, additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year. In Form N-CSR (when available), you will find the Fund’s annual and semi-annual financial statements.

The Fund’s SAI is available and annual and semi-annual reports, and other information such as the Fund’s financial statements, will be available, free of charge, on the Fund’s website at https://northsquareinvest.com/strategies/tax-adv-preferred-etf. You can also obtain a free copy of the Fund’s SAI or annual and semi-annual reports (when such reports are available), request other information (such as the Fund’s financial statements, when available), or inquire about the Fund by contacting a broker that sells shares of the Fund or by calling the Fund (toll-free) at 1-855-514-7733 or by writing to:

North Square Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, OH 45246

Reports and other information about the Fund are available:

●	Free of charge on the SEC’s EDGAR Database on the SEC’s website at http://www.sec.gov; or

●	For a duplication fee, by electronic request at the following e-mail address:publicinfo@sec.gov.

(Investment Company Act file no. 811-23373.)

Statement of Additional Information

NORTH SQUARE FUNDS

NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
QTPI
Listed and Traded on the NYSE Arca, Inc. (also, “NYSE Arca” or the “Exchange”)

December 16, 2024

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus of the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF (the “Fund”) dated December 16, 2024, as may be amended from time to time (the “Prospectus”). The Fund is a series of Exchange Place Advisors Trust (formerly North Square Investments Trust) (the “Trust”). North Square Investments, LLC (“North Square” or the “Adviser”) is the investment adviser to the Fund. A copy of the Fund’s Prospectus may be obtained on the Fund’s website, https://northsquareinvest.com/strategies/tax-adv-preferred-etf, or by contacting the Fund at the address or telephone number specified below.

North Square Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

1-855-514-7733

TABLE OF CONTENTS

THE TRUST AND THE FUND	1
INVESTMENT STRATEGIES, POLICIES AND RISKS	1
MANAGEMENT OF THE FUND	21
PORTFOLIO TRANSACTIONS AND BROKERAGE	33
PORTFOLIO TURNOVER	35
PROXY VOTING POLICY	35
CODES OF ETHICS	35
ANTI-MONEY LAUNDERING PROGRAM	35
PORTFOLIO HOLDINGS INFORMATION	36
DETERMINATION OF NET ASSET VALUE	38
PURCHASE AND REDEMPTION OF FUND SHARES	40
FEDERAL INCOME TAX MATTERS	47
DIVIDENDS AND DISTRIBUTIONS	54
GENERAL INFORMATION	54
FINANCIAL STATEMENTS	56
APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST AND THE FUND

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust currently consists of several series of shares of beneficial interest. This SAI relates only to the North Square RCIM Tax-Advantaged Preferred and Income Securities ETF and not to the other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Fund is a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, government securities, and securities of other investment companies.

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 10,000 Shares (a “Creation Unit”). The Fund will issue and redeem Creation Units principally in exchange for a deposit of a specified cash payment, plus a transaction fee. The Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund approved for listing on the NYSE Arca, Inc. (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash or in-kind at its discretion. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE AND REDEMPTION OF FUND SHARES below.

Exchange Listing and Trading

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The Fund’s principal investment strategies and the summaries of risks associated with the same are described in the Fund’s Prospectus. The discussion below provides additional information pertaining to those principal investment strategies and related risks, as well as additional information about other investment strategies that the Fund may utilize and related risks that may apply to the Fund, even though they are not considered to be “principal” investment strategies of the Fund. Accordingly, an investment strategy and related risk that is described below, but which is not described in the Fund’s Prospectus, should not considered to be a principal investment strategy or principal risk applicable to the Fund.

The Fund may engage in any of the investment strategies or purchase any of the investments described below directly, through its investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

The Fund’s principal and non-principal investment types and related risks are identified below.

PREFERRED SECURITIES

Preferred securities can include: traditional preferred securities, hybrid-preferred securities, $25 par hybrid preferred securities, baby bonds, U.S. dividend received deduction (“DRD”) preferred stock, fixed rate and floating rate adjustable preferred securities, step-up preferred securities, public and 144A $1000 par capital securities including U.S. agency subordinated debt issues, trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

Traditional Preferred Securities.

Traditional preferred securities may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. However, these claims are subordinated to more senior creditors, including senior debt holders. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds.

Hybrid or Trust Preferred Securities

Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities (characteristics of both subordinated debt and preferred stock). Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated business trusts or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.

Preferred securities may be issued by trusts (likely one that is wholly-owned by a financial institution or other corporate entity, typically a bank holding company) or other special purpose entities established by operating companies, and are therefore not direct obligations of operating companies. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its preferred securities to purchase, for example, subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure may be that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a fund, to sell their holdings. The condition of the financial institution can be looked to identify the risks of trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a fund.

Floating Rate Preferred Securities

Floating rate preferred securities provide for a periodic adjustment in the interest rate paid on the securities. The terms of such securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the short-term interest rate. Because of the interest rate reset feature, floating rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating rate securities will participate in any declines in interest rates as well.

EQUITY SECURITIES

Preferred Stock

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, the Fund may receive stocks or warrants as a result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Contingent Convertible Securities. Contingent convertible securities (which generally provide for conversion under certain circumstances) are hybrid securities, issued by non-U.S. financial institutions and distinguished as a subset of convertible securities. Like mandatory convertible securities (and unlike traditional convertible securities), some contingent convertible securities provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company’s regulator decides that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some contingent convertible securities have a set stock conversion rate that would cause a reduction in the value of the security if the price of the stock is below the conversion price on the conversion date. In addition, various contingent convertible securities may contain features that limit an investor’s ability to convert the security unless certain conditions are met.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)

REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. U.S. REITs are allowed to eliminate corporate level federal tax so long as they meet certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Foreign REITs (“REIT-like”) entities may have similar tax treatment in their respective countries. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make and/or invests in construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. In addition, foreign REIT-like entities will be subject to foreign securities risks.

DEBT SECURITIES

The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed, instead payments “float” relative to a reference rate, such as the Secured Overnight Financing Rate (“SOFR”) or an alternative rate. This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. Certain additional risk factors related to debt securities are sensitivity to interest rate and economic changes, payment expectations, and liquidity and valuation.

The United Kingdom’s Financial Conduct Authority, which regulates the London Interbank Offered Rate (“LIBOR”), previously announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As of June 30, 2023, nearly all publications of LIBOR on a representative basis have ceased. Some LIBOR rates continue to be published but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates will be fully discontinued by the end of September 2024. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.

Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remains a significant issue. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate also may adversely affect the Fund’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance. It remains uncertain how such changes would be implemented and the effects such changes might have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, or on issuers of instruments, as well as financial markets generally.

Uncertainty related to the liquidity impact of the change in rates, negative effects on the valuation of the Fund’s investments, and how to appropriately adjust these rates at the time of transition, poses potential risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in applicable instruments and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition could be exacerbated if the actions necessary to effect an orderly transition to an alternative reference rate are not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace an interbank offered rate with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The IRS has issued Treasury regulations regarding the tax consequences of the transition from interbank offered rates to new reference rates in debt instruments and non-debt contracts. Under the Treasury regulations, to avoid such alteration or modification of the terms of a debt instrument being treated as a taxable exchange, the fair market value of the modified instrument or contract must be substantially equivalent to its fair market value before the qualifying change was made.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by Standard & Poor’s Ratings Group (“S&P”) or unrated but determined by a Sub-Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such investments or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, sectors of fixed income securities that have decreased liquidity, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Please refer to “Illiquid and Restricted Securities” below for further discussion of regulatory considerations and constraints relating to investment liquidity.

The Sub-Adviser (as defined below) attempts to reduce the risks described above through diversification of the Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Although interest rates were historically low in recent years in the U.S. and abroad, recently, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. In addition, ongoing inflationary pressures from tight labor markets and supply chain disruptions, among other factors, could continue to cause an increase in interest rates and/or negatively impact companies. It is difficult to accurately predict the pace at which interest rates may increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets, among other effects. Any of these could cause an increase in market volatility or reduce liquidity across various markets. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the prior period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Changes in fixed-income market conditions, including increases to the federal funds rate, may expose fixed-income and related markets to heightened volatility and reduced liquidity for certain Fund investments that may be difficult to sell at favorable prices to meet fund redemption obligations, causing the value of the Fund’s investments and share price to decline. A rise in general interest rates may also result in increased redemptions from the Fund. Changing interest rates may also have unpredictable effects on securities markets in general, directly or indirectly impacting the Fund’s investments, yield and performance. Thus, the Fund currently faces a heightened level of interest rate, liquidity and valuation risks.

Because the Fund may invest in derivatives tied to fixed income markets, they may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected and the Fund could be required to sell holdings at disadvantageous times or prices in order to meet redemption obligations.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Lower-Rated Debt Securities

The Fund may invest in lower-rated fixed-income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of these securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund’s fixed-income assets. Conversely, during periods of rising interest rates, the value of the Fund’s fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-Adviser will monitor the investment to determine whether its retention will assist in meeting the Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when a Sub-Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. In order to enforce its rights in the event of a default, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets. To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund’s investment objective is more dependent on a Sub-Adviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

Over-the-Counter Transactions – Fixed Income Securities

The Fund may enter into over-the-counter (“OTC”) transactions involving fixed income securities. OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation, subjecting the Fund to counterparty risk. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Sub-Adviser and verified in appropriate cases. As OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. The Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration.

Government Obligations

The Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

FOREIGN (NON-U.S.) INVESTMENTS

The Fund may make foreign investments. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect the Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by the Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Future political and economic developments, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing, and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the United States.

Given the interconnectedness of global economies, a negative event or development to a single (or small number of) issuer or country could impact other markets. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership. Europe’s economies are diverse and its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordinate of fiscal and wage policy among EMU member countries. It is also possible that one or more of the EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such abandonment or a country’s forced expulsion form the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties.

Investing in foreign securities also includes the economic and political risks associated with the countries in which the securities are issued. For example, the departure of the United Kingdom (the “UK”) from the EU in 2020 (commonly referred to as “Brexit”) could have a lasting impact on the currency volatility and economic growth in Europe among other political, regulatory, economic and market outcomes that cannot be predicted. The full effects of Brexit are unknown at this time and could negatively impact the value of the Fund’s investments. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by those actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. Another example is Russia’s military incursion in Ukraine. This action led to sanctions believe levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching, and the resulting market volatility may have an adverse effect on the performance of the Fund.

Changes in foreign exchange rates will affect the value in U.S. Dollars of any foreign currency-denominated securities and other investments held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from any foreign securities and other investments will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. Dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. Dollar occurring after the Fund’s income has been earned and computed in U.S. Dollars may require the Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. Dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. Dollars and the time such expenses are paid, the Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. Dollars required to meet such expenses. The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by the Fund.

Emerging Markets

The Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The risks associated with foreign investments may be magnified in emerging markets as these countries are often undergoing significant evolution and rapid development, and lack the politic and economic stability of more developed countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. Dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Fund invests.

INVESTMENT COMPANY SECURITIES

The Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, UITs and ETFs, to the extent permitted by the applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, the Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits by following the requirements under Rule 12d1-4 under the 1940 Act as noted below.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, the Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

●	The Fund may own an unlimited amount of the securities of any registered open-end fund or registered UIT that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act.

●	The Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.	the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

iii.	the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

The Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. Rule 12d1-4 became effective January 19, 2021 and rescinded certain types of relief for funds of funds that invest in other investment companies in excess of the limitations under Section 12(d)(1) of the 1940 Act, as discussed above and below, one year after the effective date. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Acquired funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until a Sub-Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

The Fund will consider its investments in Underlying Funds for purposes of its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name.

SHORT-TERM INVESTMENTS

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. Dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. The commercial banks issuing these short-term instruments which the Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if the Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that the Fund may acquire. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, the Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

The Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by a Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. A Sub-Adviser may actively expose the Fund to credit risk. However, there can be no guarantee that a Sub-Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Fund.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS

MARKET CONDITIONS

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China’s economic slowdown; and public health crises (including the occurrence of a contagious disease or illness, such as COVID-19). Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

Current events such as the political turmoil within the U.S. and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Fund’s investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations.

DEBT SECURITIES

Sovereign Debt Obligations

The Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

TEMPORARY INVESTMENTS

The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other market-related conditions as determined by a Sub-Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. The Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. The Fund may not achieve its investment objective during temporary defensive periods.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers deemed to be creditworthy by the Adviser or a Sub-Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

OTHER STRATEGIES AND RISKS

BORROWING

The Fund may engage in limited borrowing activities. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

ILLIQUID AND RESTRICTED SECURITIES

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a written liquidity risk management program and related procedures (the “Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) has approved the designation of the Adviser to administer the Liquidity Program.

Illiquid investments include (i) securities for which there is no readily available market; (ii) securities in which the disposition would be subject to legal restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid.

A considerable period of time may elapse between the Fund’s decision to sell illiquid investments and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid investments will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid investments or the depreciation of liquid investments, more than 15% of the value of the Fund’s net assets is invested in illiquid investments, the Fund will take such steps as is deemed advisable, if any, to protect liquidity and the condition will be reported to the Board and, when required, to the SEC.

The Fund may invest in restricted securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the 1933 Act that have a readily available market usually are not classified as illiquid by the Fund based on relevant market, trading and investment-specific considerations. However, investing in Rule 144A securities could result in decreased liquidity for the Fund if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) commercial paper usually is classified as liquid by the Fund based on relevant market, trading and investment-specific considerations.

LARGE SHAREHOLDER RISK

Shares of the Fund may be offered as an investment to certain other investment companies and other large investors. Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a large investor can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, the Fund may have to hold large uninvested cash positions or sell investments to raise the cash needed to satisfy redemption requests at times when it would not otherwise do so. In turn, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a portfolio with decreased liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. The Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, the Fund may also experience frequent large shareholder transactions.

REDEMPTION RISK

The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of the Fund’s shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities have decreased liquidity. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

PANDEMIC RISK

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and the Sub-Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and periodically test those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser, the Sub-Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

DEVELOPMENTS IN THE CHINA REGION

After nearly 30 years of unprecedented growth, the People’s Republic of China now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. Companies that rely on imported products may experience increased costs of production or reduced profitability, which may harm consumers, investors and the domestic economy as a whole. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in US dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Additionally, Chinese actions to lay claim to disputed islands have caused relations with China’s regional trading partners to suffer, and could cause further disruption to regional and international trade. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on its economy. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

In addition, there has been enhanced regulatory focus in the U.S. on access to audit and other information regarding Chinese companies. In November 2020, an executive order was issued prohibiting investments in certain Chinese companies that might be owned or controlled by the military, resulting in NASDAQ removing shares of certain companies from its indexes and the NYSE delisting certain companies. In December 2020, the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by the Fund could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent the Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections.

There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Hong Kong or Taiwan could be adversely affected by a deterioration in their prospective political and economic relationships with China.

EUROPE—RECENT EVENTS

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The European Union (the “EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the Euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

On January 31, 2020, the United Kingdom (“UK”) left the EU (commonly referred to as “Brexit”). The UK and the EU signed the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and UK’s relationship post Brexit. However, under the TCA, many aspects of the EU-UK relationship remain subject to further negotiation. The full effects of Brexit are unknown at this time and could negatively impact the value of the Fund’s investments. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro, could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. This and future geopolitical tensions could have an outsized impact on the Fund’s investments due to its exposure to frontier markets, commodities, and energy.

CYBER SECURITY RISK

Like other funds and other parts of the modern economy, the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures, services and parties on which the Fund or its service providers rely, are susceptible to ongoing risks and threats resulting from and related to cyber incidents. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the Fund’s or their service providers’ operations or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information.

A cyber incident could adversely impact the Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its net asset value or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cyber security risk management costs, which may be substantial. A cyber incident could also adversely affect the ability of the Fund (and its Investment Manager) to invest or manage the Fund’s assets.

Although the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and attempts to mitigate the occurrence or impact of a cyber incident may be unsuccessful. The nature, extent, and potential magnitude of the adverse consequences of a cyber incident cannot be predicted accurately but may result in significant risks and costs to the Fund and its shareholders.

The issuers of securities in which the Fund invests are also subject to the ongoing risks and threats associated with cyber incidents. These incidents could result in adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

The Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the

Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents and operational errors or failures or other technological issues may adversely affect the Fund’s ability to calculate its net asset value correctly, in a timely manner or process trades or Fund or shareholder transactions, including over a potentially extended period. The Fund does not control the cyber security or other operational defense plans or systems of their service providers, intermediaries, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents and operational errors or failures or technological issues summarized above or other similar events and the Fund and its shareholders may bear costs tied to these risks.

OPERATIONAL RISK

An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” of the Fund means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

The Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. government, its agencies or instrumentalities) provided, however, that, under normal circumstances, the Fund will invest, directly or indirectly, at least 25% of its total assets in the financial services (i.e., banking, diversified banking, insurance, and commercial finance) industry;

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs;

6.	Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets; or

7.	Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

For purposes of the Fund’s fundamental investment policy #4 above, with respect to concentration, the banking, diversified banking, insurance and commercial finance industries within the financial services sector are considered to be a single “group of industries” defined as the “financial services industry.”

The Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

In addition, the Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The Fund will consider the investments of the underlying funds, when and to the extent such information is available, when applying its concentration policy.

MANAGEMENT OF THE FUND

Board of Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board, except that the Sub-Adviser are responsible for making day-to-day investment decisions in accordance with the Fund’s investment objectives, strategies, and policies, all of which are subject to general supervision by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Chairperson of the Board and Trustee	08/2018 to present (Chairperson since 03/2024)	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	14	None
Donald J. Herrema (1952)	Trustee	08/2018 to present (Chairperson from 08/2018 – 03/2024)	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004).	14	Chairperson and Director Emeritus, TD Funds USA (2009 - 2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018); and Director, Independent Insurance Group (since 2023).

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015 – 2019), Adjunct Lecturer (2010 – 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	14	None
Interested Trustee[d]
Ian Martin (1968)	Trustee and President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019 – present); Executive Vice President (1992 – 2019), U.S. Bank Global Fund Services.	14	None
Officers of the Trust
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2015 – present).	N/A	N/A

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 – present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019 – 2022) (Vice President and Managing Counsel from 2014 – 2019).	N/A	N/A
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President, Head of Fund Compliance (2020 – January 2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016 – 2020).	N/A	N/A

a.	The business address of each Trustee and officer is Exchange Place Advisors Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

b.	Trustees and officers serve until their successors are duly elected and qualified.

c.	The term “Fund Complex” applies to the Fund and the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund, North Square Kennedy MicroCap Fund, North Square Core Plus Bond Fund, and the North Square Evanston Multi-Alpha Fund, a separate registered investment company, that is also advised by the Adviser (each offered in separate Prospectuses and SAIs).

d.	Mr. Martin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator and fund accountant.

Additional Information Concerning The Board of Trustees

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust (the “Declaration of Trust”), its By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of four members, including three Independent Trustees and one Trustee who is affiliated with the administrator and fund accountant (the “Interested Trustee”). The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel.

The Board has appointed an Independent Trustee to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairperson does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established two standing Committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

The Board oversees risk as part of its general oversight of the Fund. The Board has emphasized to the Adviser, Sub-Adviser and other service providers the importance of maintaining vigorous risk management programs and procedures. The Fund is subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser, Sub-Adviser and other service providers perform risk management as part of the day-to-day operations of the Fund. Each of the Adviser, Sub-Adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Fund’s compliance program and regularly reports to the Board regarding compliance matters for the Fund and its principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser, Sub-Adviser and other service providers (such as the Fund’s independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Board Committees

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee (the “Governance Committee”).

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Fund’s accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Fund’s service providers; (2) to oversee the quality, objectivity, and integrity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Herrema is the Chair of the Audit Committee. For the fiscal year ending May 31, 2025, the Audit Committee is expected to meet two times with respect to the Fund.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chair of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. For the fiscal year ending May 31, 2025, the Governance Committee is expected to meet two times with respect to the Fund.

Qualifications of the Trustees

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Director, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Adviser, Sub-Adviser, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018 and Chairperson of the Board since March 2024. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Donald J. Herrema. Mr. Herrema has been a Trustee since August 2018 and Chairperson of the Board from August 2018 to March 2024. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairperson of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations. Mr. Herrema has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Ian Martin. Mr. Martin has been a Trustee since May 2023. Mr. Martin has over 25 years of executive-level experience in the mutual fund administration industry, including his current position as Executive Vice President, Chief Administrative Officer for Ultimus Fund Solutions, LLC. Prior to his current role, Mr. Martin served as Executive Vice President for a large bank fund administrator and served as chairperson of the board of its sponsored multi-series trust.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee	Ian Martin Interested Trustee
North Square RCIM Tax-Advantaged Preferred and Income Securities ETF	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	$10,001-$50,000	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the calendar year ended December 31, 2023, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, any Sub-Adviser, or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, any Sub-Adviser, or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser, any Sub-Adviser, or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser, any Sub-Adviser, or the Distributor, or any of their affiliates.

Compensation

Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended May 31, 2024. Effective May 8, 2023, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $6,250, and each of the Chairs of the Audit Committee and the Governance Committee receives an additional annual retainer of $2,500 and $1,250, respectively. Effective November 3, 2023, each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. Prior to May 8, 2023, each Independent Trustee received from the Trust an annual retainer of $55,000, plus $5,000 for each regularly scheduled Board meeting attended, $5,000 for each special in-person meeting attended and $2,500 for each special telephonic meeting attended, plus reimbursement of related expenses. The Chairperson of the Board received an additional annual retainer of $10,000, and each of the Chairs of the Audit Committee and the Governance Committee received an additional annual retainer of $5,000, respectively. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees[1]
David B. Boon	$0	$0	$74,500
Donald J. Herrema	$0	$0	$78,250
Catherine A. Zaharis	$0	$0	$73,250

1	The term “Fund Complex” applies to the Fund and the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Advisory Research Small Cap Value Fund, North Square Strategic Income Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund, North Square Kennedy MicroCap Fund, North Square Core Plus Bond Fund and the North Square Evanston Multi-Alpha Fund, a separate registered investment company, that is also advised by the Adviser (each offered in separate Prospectuses and SAIs).

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants.

As of the date of this SAI, there were no shares of the Fund outstanding, and no shareholder(s) of record owned 5% or more of the outstanding shares of the Fund

The Adviser

North Square, located at 200 West Madison Street, Suite 2610, Chicago, Illinois 60606, serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). NSI Holdco, LLC is a control person of the Adviser.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. The Adviser has engaged the Sub-Adviser pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending their hiring, termination, and replacement for approval by the Board. The Adviser is also responsible for determining the portion of the Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For the sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing each Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Fund’s investment objectives, strategies and policies. The Adviser also monitors changes that may impact a Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Fund, the Adviser assumes reputational and other risks associated with the operation of the Fund and provides the Fund with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

The Advisory Agreement will remain in effect with respect to the Fund for an initial two-year period. After the initial two-year period, the Advisory Agreement will continue in effect with respect to the Fund from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Advisory Agreement.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a “unitary” investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. Under the Fund’s unitary advisory fee, the Adviser pays for the operating expenses of the Fund. The Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Adviser and recommend their hiring, termination and replacement.

The Sub-Adviser

The Adviser has entered into a sub-advisory agreement with Red Cedar Investment Management, LLC (“Red Cedar” or the “Sub-Adviser”) with respect to the Fund (the “Sub-Advisory Agreement”). Red Cedar is 51% employee-owned and 49% owned by the 4100 Group, which is a subsidiary of Delta Dental of Michigan and Ohio.

The Adviser compensates the Sub-Adviser out of the investment advisory fees the Adviser receives from the Fund. The Sub-Adviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Adviser.

The Sub-Advisory Agreement will remain in effect with respect to the Fund for an initial two-year period. After the initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or interested persons of the Adviser or the Sub-Adviser or the Trust. The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Adviser or the Adviser, upon 60 days’ written notice to the other party. Additionally, the Sub-Advisory Agreement automatically terminates in the event of its assignment. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Sub-Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Sub-Adviser of its duties under the Sub-Advisory Agreement.

Portfolio Managers

Portfolio Managers for Red Cedar

The Fund is managed by a team consisting of Brandon F. Bajema, Charlette Golder, John L. Cassady, III, and David L. Withrow.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the Portfolio Managers are responsible are responsible for the day-to-day management of other accounts. Information on these other accounts is as follows, as of September 30, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John L. Cassady, III	3	$446	1	$16	17	$1,465
David L. Withrow	3	$446	1	$16	17	$1,465
Charlette Golder	0	$0	0	$0	0	$0
Brandon F. Bajema	3	$446	1	$16	17	$1,465

Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John L. Cassady, III	0	$0	0	$0	0	$0
David L. Withrow	0	$0	0	$0	0	$0
Charlette Golder	0	$0	0	$0	0	$0
Brandon F. Bajema	0	$0	0	$0	0	$0

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, the Adviser will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s or Sub-Adviser’s trade allocation policy.

Compensation. Each portfolio manager receives a base salary and may receive an annual bonus based on profitability of the firm. The portfolio managers’ compensation arrangements are not determined on the basis of the performance of specific funds or accounts managed.

Ownership of the Fund by the Portfolio Managers. As of the date of this SAI, the portfolio managers did not beneficially own any securities of the Fund.

Service Providers

Administrator. Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246, and is primarily in the business of providing administrative and fund accounting services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to an ETF Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Fund Services Agreement was initially approved by the Board with respect to the Fund at a meeting held on December 3-4, 2024. The ETF Fund Services Agreement is in effect for two years from its initial approval and is subject to annual approval of the Board for one-year periods thereafter. The ETF Fund Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This ETF Fund Services Agreement provides that in the absence of willful misconduct, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitoring sales of Shares and ensure that the Shares are properly and duly listed with the applicable securities exchanges; and (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectus.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund; and (viii) creating the Fund’s daily portfolio composition file (“PCF”), assisting with inputting the PCF into the NSCC system and facilitating any other communications required by the NSCC related to the PCFs.

For administrative services rendered to the Fund under the ETF Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the ETF Fund Services Agreement, the Fund pays Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Fund also pays the Administrator for any out-of-pocket expenses.

 Transfer Agent. Brown Brothers Harriman & Co. (“BBH”) acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Custodian and Transfer Agent Agreement between BBH and the Trust on behalf of the Fund (the “Transfer Agent”). Under the Agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. BBH’s address is 50 Post Office Square, Boston, MA 02110.

Custodian. BBH (the “Custodian”) is the custodian of the assets of the Fund and transfer agent for the Fund pursuant to a Custodian and Transfer Agent Agreement between the Custodian and the Trust on behalf of the Fund, whereby the Custodian provides services for fees on a transactional basis, plus out-of-pocket expenses. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets. The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Fund.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm for the Fund. Cohen’s services include auditing the Fund’s financial statements and the performance of related tax services.

Counsel to the Trust. Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020, serves as legal counsel to the Trust.

Compliance Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Distributor and the ETF Distribution Agreement

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) serves as the distributor (also known as principal underwriter) of the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “ETF Distribution Agreement”). The Distributor is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The offering of the Fund’s shares is continuous. The ETF Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The ETF Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) a majority of the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The ETF Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust or of the Distributor or by vote of a majority of the outstanding shares of the Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Fund. The ETF Distribution Agreement will automatically terminate without the payment of any penalty in the event of its assignment.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreements, the Adviser and the Sub-Adviser determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. The purchases and sales of securities in the OTC market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and the Sub-Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each of the Adviser and the Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement and Sub-Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Adviser or the Sub-Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts that may be managed or advised by the Adviser or Sub-Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s or a Sub-Adviser’s other client accounts.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for its customers. The brokers may also supply the Fund with research, statistical and other services.

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution-related expenditures.

Directed Brokerage

As of the date of this SAI, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or a Sub-Adviser. In the future, the Fund anticipates providing disclosure on this item, if applicable, that will be current as of the Fund’s most recent fiscal year end.

Holdings of Securities of the Fund’s Regular Brokers or Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers or dealers” or the parents of those brokers or dealers. “Regular brokers or dealers” (as such term is defined in the 1940 Act) of the Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares. As of the date of this SAI, the Fund did not hold securities of its “regular brokers or dealers”. In the future, the Fund anticipates providing disclosure on this item, if applicable, that will be current as of the Fund’s most recent fiscal year end.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Policies”) on behalf of the Trust, which delegates the responsibility for voting the Fund’s proxies to the Adviser and Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Policies require that the Adviser and Sub-Adviser vote proxies received in a manner consistent with the best interests of the Fund. The Trust Policies also require the Adviser and Sub-Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (the “Adviser Policies”) and the Sub-Adviser’s Proxy Voting Policies and Procedures (the “Sub-Adviser Policies”) and a record of each proxy voted by the Adviser and Sub-Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser and Sub-Adviser as involving a conflict of interest. See Appendix B for the Trust Policies, the Adviser Policies and the Sub-Adviser Policies. The Trust Policies, the Adviser Policies and the Sub-Adviser Policies are intended to serve as guidelines and to further the economic value of each security held by the Fund. The Trust’s CCO will review the Trust Policies, the Adviser Policies, and the Sub-Adviser Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or a Sub-Adviser’s interests and the Fund’s interests, the Adviser or Sub-Adviser will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

The Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-514-7733, on or through the Fund’s website at https://northsquareinvest.com/strategies/tax-adv-preferred-etf and on the SEC’s website at www.sec.gov.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Trust. The Disclosure Policy applies to the Fund, Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Fund, including, but not limited to Fund Services, the Board of Trustees, counsel to the Trust, and the Fund’s independent registered public accounting firm. The following policies and procedures describe the circumstances under which the Fund and Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Fund, including, but not limited to, Ultimus, the Board of Trustees, Fund Counsel, and the Fund’s independent registered public accounting firm (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio securities. Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio securities must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers. Portfolio holdings information will be deemed public when it has been (1) posted to the Fund’s public website (https://northsquareinvest.com/strategies/tax-adv-preferred-etf) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov).

Disclosure of Portfolio Holdings. The principal Service Provider responsible for dissemination of information about the Fund’s portfolio securities is North Square Investments, LLC in its capacity as investment adviser to the Fund. The Fund and its Service Providers shall only disclose information concerning securities held in the Fund’s portfolios under the following circumstances:

A.	The Fund’s portfolio holdings are, or will be, disclosed on the Fund’s website at https://northsquareinvest.com/strategies/tax-adv-preferred-etf each day the Fund is open for business. The Fund’s portfolio holdings information will also generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day;

B.	The Fund or a Service Provider may disclose the Fund’s portfolio securities holdings to selected third parties when the Fund has a legitimate business purpose for doing so;

C.	Examples of instances in which selective disclosure of the Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties. Nothing in the Fund’s Policy is intended to prevent the disclosure of any and all portfolio holdings information to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, including disclosure to third party service providers of advisory, distribution, Fund Trustees, Directors of the Adviser, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems. Portfolio managers and other senior officers or spokespersons of the Adviser or Sub-Adviser to the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed pursuant to the conditions noted above;

D.	As required by the federal securities laws, including the 1940 Act, the Fund shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. For example, the Adviser, Sub-Adviser or their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D, 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas. Nothing contained in the Fund’s policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

Confidentiality and Duty Not to Trade. The non-public disclosure of Fund portfolio holdings to other third-parties (such as fund evaluation services other than Morningstar and Lipper) may be permissible so long as the third party has signed a confidentiality agreement that is in the form and substance approved by the Fund’s CCO. Third parties shall not trade on such information.

Prohibition Against Compensation. Neither the Fund, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio securities.

Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on the Fund’s websites, the Adviser is authorized to prepare and post the Fund’s portfolio holdings and is also responsible, along with the Fund’s administrator, for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization. With respect to any non-public disclosure of the Fund’s portfolio holdings, the Fund’s CCO shall be authorized to disclose such information.

Shareholders’ Best Interests and Conflicts of Interest. The non-public disclosure of portfolio holdings of the Fund to third parties may only be made following a determination by the Fund’s CCO that the disclosure is for a legitimate business purpose and in the best interest of Fund shareholders. In considering whether the disclosure of such information is for a legitimate business purpose and in the best interests of Fund shareholders, the Fund’s CCO must consider the conflicts between the interests of the Fund’s shareholders, or other of the Adviser’s clients and those of the Adviser and any affiliated person of the Fund. The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. This requirement shall not apply to the disclosure of the Fund’s portfolio securities to the Fund’s existing service providers of advisory, distribution, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organizations in connection with the provision of their services to the Fund, or as otherwise provided herein.

The Board, or an authorized committee of the Board, shall receive quarterly reports from the Service Providers stating whether disclosures were made concerning the Fund’s portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

There is no assurance that the Fund’s policies on portfolio holdings information will protect Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

Currently, the Adviser posts the Fund’s portfolio holdings information, including top ten holdings, either monthly, quarterly, or promptly after the date such information is filed on the SEC’s EDGAR system (generally 60 days) for N-PORT, the Annual or Semi-Annual Reports.

In addition to the Adviser and Sub-Adviser to the Fund as well as Fund Counsel, and the Fund’s independent registered public accounting firm, the parties currently receiving non-public portfolio holdings information regarding the Fund on an ongoing basis pursuant to the various arrangements and conditions described above include:

Advent (SS&C)

Bloomberg

Broadridge

CapBridge

Charles River Development

Dixon MRD & Company

FactSet

Glass Lewis

ICE Data Services

INDATA

ISS

Lipper Inc.

Morningstar

ProxyEdge

Star Compliance

Thomson Financial

US Bank Fund Services

US Bank, N.A.

Vickers Stock Research Corporation

Wealthtechs

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The NAV of the Fund NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

Generally, the Fund’s investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by the Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, subject to review and approval by the Valuation Committee, in accordance with procedures adopted by the Board. The Fund may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Fund’s shares are not priced. Therefore, the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://northsquareinvest.com/strategies/tax-adv-preferred-etf.

PURCHASE AND REDEMPTION OF FUND SHARES

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	200 bps

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

As more fully discussed below, the Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind.

Portfolio Deposit

The consideration for a Creation Unit generally consists of a specified cash payment (see “Cash Purchase Method” below) or the Deposit Securities and a Cash Component. Together, as applicable, the specified cash payment or the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The

Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Cash Purchase Method

The “Cash Purchase Method” constitutes the principal method for the purchase of Creation Units. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above. Cash purchases will be effected in essentially the same manner as in-kind purchases, which are described in greater detail next under the sub-heading “Issuances of a Creation Unit”.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the specified cash payment or, if applicable, Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+1, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of a specified cash payment (see “Cash Redemption Method” below) or an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. As applicable, the specified cash payment or the Redemption Securities and the Cash Component together constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component of an in-kind redemption serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash Redemption Method

The “Cash Redemption Method” is the principal method for the redemption of Creation Units. Cash redemptions will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Custom Redemptions and Cash-in-lieu (Applies solely to In-Kind Redemptions)

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component of an in-kind redemption to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

FEDERAL INCOME TAX MATTERS

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. The Fund has elected to be and intends to continue to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of the Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a 4% non-deductible federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes.

If, for any taxable year, the Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by the Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by the Fund from REITs generally do not qualify for treatment as qualified dividend income.

Distributions by the Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Dividends paid by the Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that the Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. The Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Assuming the redeemed shares are held as capital assets, the gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

The Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method. If average cost is used for the first sale of shares by a shareholder, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder other than an S corporation (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

The Fund’s transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require the Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. The Fund will monitor these transactions and will make the appropriate entries in its books and records, and if the Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

The Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

The Fund’s entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, the Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as the Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of the value of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund’s shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If the Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If the Fund does make the election, it will provide required tax information to shareholders. The Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Foreign exchange gains or losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

The Fund may purchase the securities of certain foreign companies called passive foreign investment companies (“PFICs”). PFICs may be the only or primary means by which the Fund may invest in some countries. If the Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. Additional charges in the nature of interest may be imposed on either the Fund or shareholders with respect to deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

The Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders must certify on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions to such non-U.S. entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Fund, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of the Fund should consult their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situations.

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemption proceeds. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a fund that is a personal holding company for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held for less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any available carryover of capital losses), although a distribution from capital gains, will be distributed to shareholders with and as a part of the income dividends paid by the Fund and will be taxable to shareholders as ordinary income for federal income tax purposes. If during any year the Fund realizes a net gain on transactions involving investments held for more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses available to be carried over) generally will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by the Fund reduces the Fund’s NAVs on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder will generally be taxable, even if it effectively represents a partial return of the shareholder’s capital.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and/or distributions by notifying the transfer agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the transfer agent has received the request.

The Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

GENERAL INFORMATION

Exchange Place Advisors Trust (formerly North Square Investments Trust) is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Trust’s Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Fund, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series.

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of the Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The shareholders of the Fund have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Declaration of Trust.

FINANCIAL STATEMENTS

Because the Fund has recently commenced operations, there are no financial statements available at this time.

Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C	The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. The “r” symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Preferred Stock

Moody’s

Aaa	An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa	An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba	An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A	An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC	Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C	A preferred stock rated C is a nonpaying issue.

D	A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note	Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1	A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

EXCHANGE PLACE ADVISORS TRUST
(FORMERLY NORTH SQUARE INVESTMENTS TRUST)

PROXY VOTING POLICIES AND PROCEDURES

Exchange Place Advisors Trust (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund or an Adviser has a web site, a copy of the Adviser’s proxy voting policy and this Policy may be posted on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s co-administrator within 30 days after June 30 of each year. The Trust’s co-administrator, MFAC will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

NORTH SQUARE INVESTMENTS, LLC

PROXY VOTING POLICIES AND PROCEDURES

POLICY

North Square has adopted Proxy Voting Policies and Procedures. Where North Square has proxy voting authority for securities of its advisory clients, North Square will vote such securities for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, as determined by North Square in good faith and in accordance with North Square’s environmental and social guidelines, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, as well as with North Square’s fiduciary duties under federal and state law to act in the best interests of its clients. A description of the Proxy Procedures appears in North Square’s brochure and in the Trust’s SAI for the Funds managed by North Square.

BACKGROUND

Proxy voting is an important right of shareholders; thus, reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

SEC Registered Investment Advisers who exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

PROCEDURE

North Square will cast votes and maintain voting records. Case-by-case decisions are generally made by the CCO. All voting records are maintained. North Square will maintain copies of any document created by North Square that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.

On occasion, North Square may determine not to vote a particular proxy. This may be done, for example where: (1) the cost of voting the proxy outweighs the potential benefit derived from voting; (2) a proxy is received with respect to securities that have been sold before the date of the shareholder meeting and are no longer held in a client account; (3) the terms of an applicable securities lending agreement prevent North Square from voting with respect to a loaned security; (4) despite reasonable efforts, North Square receives proxy materials without sufficient time to reach an informed voting decision and vote the proxies; (5) the terms of the security or any related agreement or applicable law preclude North Square from voting; or (6) the terms of an applicable advisory agreement reserve voting authority to the client or another party.

Identifying and Addressing Conflicts of Interest

North Square acknowledges its responsibility for identifying material conflicts of interest related to voting proxies. In order to ensure that North Square is aware of the facts necessary to identify conflicts, senior management of North Square must disclose to the CCO any personal conflicts such as officer or director positions held by them, their spouses or close relatives, in any portfolio company. Conflicts based on business relationships with North Square or any affiliate of North Square will be considered only to the extent that North Square has actual knowledge of such relationships. If a conflict may exist which cannot be otherwise addressed by CCO, North Square may choose one of several options including: (1) voting in accordance with the Voting Guidelines, if it involves little or no discretion; (2) voting as recommended by a third party service, if employed by North Square; (3) “echo” or “mirror” voting the proxies in the same proportion as the votes of other proxy holders that are not North Square clients; (4) if possible, erecting information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict; or (5) if agreed upon in writing with the client, forwarding the proxies to affected clients and allowing them to vote their own proxies.

Client Requests for information

Investment advisory clients may request a copy of North Square’s Proxy Voting Policies and Procedures and/or information about how North Square has voted securities in their account by contacting North Square at a specified phone number. North Square will not disclose proxy votes for a client to other clients or third parties unless specifically requested, in writing, by the client.

Proxy Committee

The CCO and other members deemed necessary shall review North Square’s proxy procedures and third party services provider on a periodic basis. This group will review the Firm’s proxy voting policies and procedures and ensure that its third party proxy voting service provider is voting client securities, maintaining required records and meeting the obligations of its contract with North Square.

Proxy Voting Guidelines

From time to time, North Square may adopt specific internal proxy voting guidelines to assist it in carrying out this policy, which may include the use of independent third party advisory firms.

Red Cedar Investment Management, LLC (“RCIM”)

Proxy Voting Policy

I.	Overview

A. Proxy Voting Policy and Procedures

1.	Policy: RCIM, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best interests of our clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice include the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

2.	Responsibility: The Investment Committee has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping. The Investment Committee may delegate certain policy responsibilities to other employees, acting individually or collectively, for whom the Investment Committee shall retain supervision and oversight.

3.	Procedures: RCIM has adopted procedures to implement the firm’s policy and conducts reviews to monitor and ensure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

B. Delegation of Proxy Voting Authority and Voting Obligation

1.	Terms and conditions defining and/or limiting the scope of RCIM’s proxy voting authority and voting obligations, as agreed upon with the client, are documented as part of the investment management agreement and/or Investment Policy Statement of such client(s).

2.	RCIM will use its best efforts to vote proxies on behalf of clients and will vote proxies where it is afforded the ability to do so. There may be instances, for example, where, at the time the vote is due, client securities have been loaned or other issues exist that prevent RCIM from the ability to vote client proxies.

3.	Additionally, RCIM will vote proxies when doing so is in the best interest of its clients. In some situations, acting in the client’s best interest may include abstention from voting. For example, where the cost of voting securities outweighs, the benefits (e.g., voting on international securities where personal appearance is required, not having sufficient information to vote the proxy, a client account has been terminated, etc.), RCIM may act accordingly.

4.	All employees will forward any proxy materials received on behalf of clients to the Proxy Manager (which shall be the applicable Portfolio Manager).

C. Use of Independent Third Party

In order to carry out its fiduciary duties and to minimize material conflicts of interest, RCIM will employ an independent third party to assist in voting proxies. The independent third party shall:

1.	Research all proxies for which RCIM has the responsibility and authority to vote;

2.	Automatically vote the proxies consistent with the guidelines approved and adopted by RCIM;

3.	Contact RCIM for a decision on how to vote a proxy in the event it is unable to research a proxy vote, or it does not have an approved guideline to follow. If there is an opportunity for RCIM to appropriately research the proxy, the Firm will cast a vote based on the results of its research or choose to abstain from voting the proxy; and

4.	RCIM will generally vote proxies in accordance with pre-determined policy/guidelines. RCIM may not vote a proxy if it has sold the affected security between the record date and the meeting date.

D. Annual Proxy Guidelines Approval

Subject to the policies set forth above, the following shall occur at least once annually:

1.	The independent third party shall submit its proposed proxy voting guidelines to RCIM. The proposed guidelines detail how it intends to vote proxies.

2.	The Proxy Manager, or its designee, shall review the proposed guidelines and determine whether to adopt some or all of the guidelines or modify them in any manner. The Proxy Manager, or its designee, may rely on counsel or anyone else deemed appropriate and/or may rely on any written documents deemed material. RCIM shall maintain documentation of the review and submit modifications, if any to the independent third party.

3.	Adapted guidelines can be changed at any time.

E. Proxy Voting Procedures

1.	Voting Proxies

a. The independent third party shall vote the proxies in a timely manner in accordance with RCIM’s adopted guidelines (as set forth in the paragraph above) or instructions.

b. Any document prepared by RCIM that were material to making a decision how to vote a proxy or that memorialized the basis for the decision (e.g. minutes) will be retained.

II.	Conflicts of Interest

RCIM does not address material conflicts of interest that could arise between RCIM and its clients related to proxy voting matters. Since RCIM relies on a third party to cast proxy votes independently, as described above, RCIM has determined that any potential conflict of interest between RCIM and its clients is adequately mitigated.

However, when RCIM is involved in making the determination as to how a particular proxy will be voted, RCIM shall disclose the conflict to the Chief Compliance Officer (“CCO”). The CCO, or their designee, will determine whether the proxy may be voted by RCIM, whether to seek legal advice, or whether to refer the proxy to the client(s) (or another fiduciary of the client(s)) for voting purposes. The CCO or their designee shall document the review and any actions required.

III.	Proxy Overrides

For those proxies where RCIM intends to override the third party’s recommendation because the determination has been made that the client would be best served with a vote contrary to the third party’s recommendation, the Proxy Manager shall inform the Investment Committee, or its designee, of how it voted. A review of any such overrides shall be documented in the Investment Committee agenda.

IV.	Proxy Referrals

In the event the independent third party has not issued any recommendations and/or referred specific proxies to RCIM, the Proxy Manager, or its designee, may instruct the independent third party on how to vote the proxy. These actions shall be documented by the Proxy Manager.

V.	Monitoring of the Independent Third Party

RCIM will perform due diligence at the onset of the relationship and periodically thereafter to assess the independent third party’s ability to adequately analyze proxy issues and manage its conflicts of interest. In order to make this assessment, RCIM shall consider, among other things:

A.	Oversight structure and personnel performing services on behalf of RCIM;

B.	Policies, procedures and related controls, including those that ensure vote recommendations are in accordance with voting guidelines and are based on current and accurate information;

C.	Policies and procedures related to the identification, management and disclosure of conflicts of interest impacting services provided; and

D.	Changes in the independent third party’s business and specific conflicts of interest in order to reasonably determine whether its conflicts of interest may materially and adversely affect RCIM’s clients and, if so, whether any action should be taken as a result.

VI.	Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the CCO, or their designee.

In response to any request, the CCO will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how RCIM voted the client’s proxy with respect to each proposal about which the client inquired.

Upon request, RCIM shall provide, at no cost to the client:

●	A description of its proxy voting policies and procedures (this may be included in RCIM’s ADV Part 2A);

●	A copy of these policies and procedures upon written request; and/or

●	The manner in which the client may obtain information on how RCIM voted the proxy or proxies.

Records of client requests on how the proxies were voted and a copy of the written responses will be retained.

VII.	Disclosures

●	RCIM provides required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how RCIM voted a client’s proxies;

●	RCIM’s disclosure brochure (Form ADV Part 2A) includes a description of how clients may obtain a copy of the firm’s proxy voting policies and procedures; and

●	RCIM’s proxy voting practice is disclosed in the firm’s advisory agreement(s).

Approved: August 2014

Revised: May 2018, June 2019, February 2020

EXCHANGE PLACE ADVISORS TRUST

(formerly North Square Investments Trust)

(the “Trust”)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
	(i)		Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)		Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(b)	Amended and Restated By-Laws, dated June 24, 2024, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(c)	Instruments Defining Rights of Security Holders -Not applicable.
(d)	(i)		Form of Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A, dated June 10, 2024, to Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(ii)		Form of Investment Advisory Agreement (North Square Investments, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is filed herewith.
	(iii)		Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)		Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(v)		Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.
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		(C)	Second Amended and Restated Appendix B toSub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square Core Plus Bond Fund is filed herewith.
		(D)	Form of Third Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is filed herewith.
	(vi)		Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
(vii)

Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

		(A)	Amended and Restated Appendix A to CSM Advisors, LLC)on behalf of North Square Core Plus Bond Fund is filed herewith.
	(viii)		Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(ix)	Investment Advisory Agreement (Reflection Asset Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(x)	Investment Advisory Agreement (Fort Pitt Capital Group, LLC), dated July 1, 2024, is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(xi)	Sub-Advisory Agreement (Kennedy Capital Management, LLC), dated June 10, 2024, is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
(e)	(i)		Distribution Agreement is incorporated herein by reference to the Initial Registration Statement to the Trust on Form N-14, filed with the SEC on September 13, 2018.
	(ii)		First Amendment to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)		Amended Exhibit A to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(iv)		Novation Agreement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.
	(v)		Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(vi)		Form of ETF Distribution Agreement on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is filed herewith.
	(vi)		Distribution Agreement (Ultimus Fund Distributors, LLC) (Sphere 500 Climate Fund) is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

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(f)	Bonus or Profit Sharing Contracts - Not applicable.
(g)	(i)		Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)		First Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)		Second Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(iv)		Third Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(v)		Form of Fourth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(vi)		Fifth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(vii)		Form of Custodian and Transfer Agent Agreement (Brown Brothers Harriman & Co.) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF to be filed by amendment.
(h)	Other Material Contracts
	(i)		Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
		(A)	Amendment No. 1 to Master Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(ii)		Form of ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is filed herewith.
	(iii)		Operating Expenses Limitation Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	First Amendment to the Operating Expenses Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to the Operating Expense Limitation Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(iv)		Shareholder Service Plan is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(v)		Amendment to Shareholder Service Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(vi)		Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

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	(vii)	Form of Fund of Funds Investment Agreement (BlackRock Funds)is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(viii)	Form of Fund of Funds Investment Agreement (Vanguard Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(ix)	Form of Fund of Funds Investment Agreement (Invesco ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(x)	Form of Fund of Funds Investment Agreement (First Trust ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xi)	Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xii)	Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiii)	Form of Fund of Funds Investment Agreement (SPDR Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiv)	Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xv)	Form of Fund of Funds Investment Agreement (ProShares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvi)	Form of Fund of Funds Investment Agreement (WisdomTree Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvii)	Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xviii)	Form of Fund of Funds Investment Agreement (Direxion Shares) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiv)	Amended and Restated License Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.
	(xv)	Consulting Agreement with Northern Lights Compliance Services, LLC is filed herewith.
(i)	(i)	Legal Opinion and Consent of Blank Rome LLP is incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)	Legal Opinion and Consent of Seward & Kissel LLP is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 7, 2024.
	(iii)	Legal Opinion and Consent of Seward & Kissel LLP is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

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	(iv)	Legal Opinion and Consent of Seward & Kissel LLP is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.
	(v)	Legal Opinion and Consent of Seward & Kissel LLP is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 28, 2024.
	(vi)	Appendix A to the Legal Opinion and Consent of Blank Rome LLP is filed herewith.
(j)	(i)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 7, 2024.
	(iii)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(iv)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.
	(v)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 28, 2024.
	(vi)	Consent of Independent Registered Public Accounting Firm Cohen & Company, LLP is filed herewith.
(k)	Omitted Financial Statements - Not applicable.
(l)	(i)	Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	Authorized Participant Agreement is filed herewith.
(m)	(i)	Rule 12b-1 Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(ii)	Form of ETF Rule 12b-1 Plan is filed herewith.
(n)	(i)	Rule 18f-3 Plan is filed herewith.
(o)	Reserved.
(p)	Codes of Ethics
	(i)	Exchange Place Advisors Trust (formerly North Square Investments Trust) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(ii)	North Square Investments, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(iii)	Algert Global, LLC (Sub-Advisor) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(iv)	Advisory Research Inc. (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 1, 2024.

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	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)	CSM Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(viii)	NSI Retail Advisors LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(ix)	Reflection Asset Management, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.
	(x)	Fort Pitt Capital Group, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 13, 2024.
	(xi)	Kennedy Capital Management, LLC (Sub-Adviser) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 25, 2024.
(q)	Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust (filed with the Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Article VI of Registrant’s Amended and Restated Bylaws (filed with the Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Paragraph 7 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2018, Paragraph 6 of the ETF Distribution Agreement (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024, Section 9 of the Consulting Agreement with Northern Lights Compliance Services, LLC(filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024), and Section 10.3 of the ETF Master Services Agreement (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1)             North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North

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Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Core Plus Bond Fund (formerly North Square Trilogy Alternative Return Fund), North Square Advisory Research Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund, North Square Strategic Income Fund, North Square Kennedy MicroCap Fund, and North Square RCIM Tax-Advantaged Preferred Securities ETF. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2)             Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3)             Fort Pitt Capital Group, LLC (“Fort Pitt”) serves as the investment adviser for the Fort Pitt Capital Total Return Fund. The response to this Item will be incorporated by reference to Fort Pitt’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Fort Pitt’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1)             (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

Absolute Shares Trust

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

Adaptive Core ETF, Series of Collaborative Investment Series Trust

AdvisorShares Trust

AFA Private Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

Amplify ETF Trust

Applied Finance Dividend Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

ARK ETF Trust

ARK Venture Fund

Bitwise Funds Trust

Bluestone Community Development Fund

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos ETF Trust

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cascade Private Capital Fund

Center Coast Brookfield MLP & Energy Infrastructure Fund

Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

Clifford Capital International Value Fund, Series of World Funds Trust

Clifford Capital Partners Fund, Series of World Funds Trust

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Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Cohen & Steers Infrastructure Fund, Inc.

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

Davis Fundamental ETF Trust

Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

Defiance Next Gen H2 ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Denali Structured Return Strategy Fund

Direxion Funds

Direxion Shares ETF Trust

Dividend Performers ETF, Series of Listed Funds Trust

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Income Solutions Fund

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Opportunities Trust

Evanston Alternative Opportunities Fund

Exchange Listed Funds Trust

Exchange Place Advisors Trust

FlexShares Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust

Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust

Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

Grayscale Future of Finance ETF, Series of ETF Series Solutions

Guinness Atkinson Funds

Harbor ETF Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

IDX Funds

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Milliman Variable Insurance Trust

Mindful Conservative ETF, Series of Collaborative Investment Series Trust

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Mohr Growth ETF, Series of Collaborative Investment Series Trust

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Mohr Industry Nav ETF, Series of Collaborative Investment Series Trust

Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust

Morgan Stanley ETF Trust

Morningstar Funds Trust

Mutual of America Investment Corporation

NEOS ETF Trust

Niagara Income Opportunities Fund

NXG Cushing® Midstream Energy Fund

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Performance Trust Mutual Funds, Series of Trust for Professional Managers

Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

Point Bridge America First ETF, Series of ETF Series Solutions

Preferred-Plus ETF, Series of Listed Funds Trust

Putnam ETF Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

Reynolds Funds, Inc.

RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

RiverNorth Patriot ETF, Series of Listed Funds Trust

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Alerian LNG ETF, Series of Listed Funds Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill ETF Trust

Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

Six Circles Trust

Sound Shore Fund, Inc.

SP Funds Trust

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Syntax ETF Trust

Tekla World Healthcare Fund

Tema ETF Trust

Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

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The 2023 ETF Series Trust

The 2023 ETF Series Trust II

The Community Development Fund

The Finite Solar Finance Fund

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal ETF Trust

Tidal Trust II

TIFF Investment Program

Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan Market Neutral ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

T-Rex 2X Inverse Spot Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2X Long Spot Bitcoin Daily Target ETF, Series of World Funds Trust

TrueShares Active Yield ETF, Series of Listed Funds Trust

TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (May) ETF, Listed Funds Trust

TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

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VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II

VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II

VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

Volatility Shares Trust

West Loop Realty Fund, Series of Investment Managers Series Trust

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Digital Trust

WisdomTree Trust

WST Investment Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

(b)       The following are the Officers and Manager of Foreside. Foreside’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

(2)             (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Axxes Private Markets Fund

Beacon Pointe Multi-Alternative Fund

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell & Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Infrastructure Fund

Capitol Series Trust

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

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Cross Shore Discovery Fund

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

Fairway Private Markets Fund

Flat Rock Enhanced Income Fund

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

James Alpha Funds Trust

Lind Capital Partners Municipal Credit Income Fund

MidBridge Private Markets Fund

MSS Series Trust

Oak Associates Funds

ONEFUND Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

RM Opportunity Trust

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Williamsburg Investment Trust

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

XD Fund Trust

Yorktown Funds

(b)       The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
Melvin Van Cleave	Chief Information Security Officer	None

(c)       Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
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Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212 Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, PA 15220

Registrant’s Distributors	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on December 13, 2024.

Exchange Place Advisors Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	December 13, 2024
Ian Martin	Officer and Trustee

David B. Boon*	Trustee	December 13, 2024
David B. Boon

Donald J. Herrema*	Trustee	December 13, 2024
Donald J. Herrema

Catherine A. Zaharis*	Trustee	December 13, 2024
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	December 13, 2024
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact * (Pursuant to Powers of Attorney incorporated by reference)

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Exhibit Index

(d)(ii)	Form of Investment Advisory Agreement
(d)(v)(C)	Second Amended and Restated Appendix B to Sub-Advisory Agreement
(d)(v)(D)	Form of Third Amended and Restated Appendix B to Sub-Advisory Agreement
(d)(vii)(A)	Amended and Restated Appendix A to Sub-Advisory Agreement
(e)(vi)	Form of ETF Distribution Agreement
(h)(ii)	Form of ETF Master Services Agreement
(h)(xv)	Consulting Agreement
(i)(vi)	Appendix A to the Legal Opinion and Consent
(j)(vi)	Consent of Independent Registered Public Accounting Firm
(l)(ii)	Authorized Participant Agreement
(m)(ii)	Form of ETF Rule 12b-1 Plan
(n)(i)	Multiple Class Plan

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